Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Real Estate Investment
Real estate:
Carrying amount of assets related to variable interest entity	$ 846,081	$ 835,769
Cash and Cash Equivalents
Real estate:
Carrying amount of assets related to variable interest entity	34,808	23,366
Restricted Cash
Real estate:
Carrying amount of assets related to variable interest entity	55,076	56,116
Accounts Receivable
Real estate:
Carrying amount of assets related to variable interest entity	3,744	11,900
Real estate investments unconsolidated real estate and other joint ventures
Real estate:
Carrying amount of assets related to variable interest entity	54,374	99,460
Secured Debt
LIABILITIES AND PARTNERS' CAPITAL
Carrying amount of liabilities related to variable interest entity	209,550	208,921
Property Loans Payable
LIABILITIES AND PARTNERS' CAPITAL
Carrying amount of liabilities related to variable interest entity	428,417	377,265
Other Borrowings
LIABILITIES AND PARTNERS' CAPITAL
Carrying amount of liabilities related to variable interest entity	15,486	15,665
Accrued Liabilities
LIABILITIES AND PARTNERS' CAPITAL
Carrying amount of liabilities related to variable interest entity	$ 79,170	$ 63,456